GOODWILL (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / ounce $ / $	Dec. 31, 2019 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 49,786	$ 49,786
Seabee
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill			$ 49,800
Seabee
Disclosure of reconciliation of changes in goodwill [line items]
Commodity price applied to cash flow projections (in USD per ounce) | $ / ounce	1,561
Foreign exchange rate applied to cash flow projections (in CAD per USD) | $ / $	1.31
Discount rate applied to cash flow projections	4.50%